Income Taxes - Reconciliation between Statutory and Effective Tax Rates (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory income tax rate	26.50%	26.50%
Income before income taxes	$ 850	$ 793
Income taxes at statutory rate of 26.5% (2017 - 26.5%)	225	210
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(68)	(55)
Overheads capitalized for accounting but deducted for tax purposes	(20)	(17)
Interest capitalized for accounting but deducted for tax purposes	(14)	(15)
Pension contributions in excess of pension expense	(11)	(13)
Environmental expenditures	(6)	(6)
Other	(9)	3
Net temporary differences	(128)	(103)
Net permanent differences	1	4
Write-off of unregulated deferred income tax asset (Notes 12, 32)	885	0
Non-recurring tax recovery relating to deferred tax asset sharing	(68)	0
Total income taxes	$ 915	$ 111
Effective income tax rate	107.60%	14.00%